Leases (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Finance Leases [Table Text Block]
As at September 30, 2020, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $559.7 million (December 31, 2019 - $601.7 million), including imputed interest of $163.6 million (December 31, 2019 - $186.9 million), repayable from 2020 through 2030, as indicated below:

Commitments
Year	September 30, 2020
Remainder of 2020	14,235
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481

Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	September 30, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	396,072	414,788
Less: current portion	(26,794)	(25,357)
Long-term obligations related to finance leases	369,278	389,431